Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.          Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 3, 2024, and are supplemented by the below new activities within the period.
Management Agreements:
During the six-month period ended June 30, 2024 and 2023, fees charged from Seanergy to United Maritime Corporation (“United”) in relation to services provided under various management agreements entered into with respect to United’s fleet amounted to $1,060 and $1,324, respectively and are presented in “Fees from related parties” in the accompanying unaudited interim condensed statements of operations.
As of June 30, 2024 and December 31, 2023, balance due from United amounted to $5,895 and $308, respectively and is included in “Due from related parties” in the accompanying unaudited interim condensed consolidated balance sheets, relating to United management fees and working capital advances.